Retirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Earnings (Losses) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans - U.S.
Schedule Of Pension And Other Postretirment Benefits Recgonized In Accumulated Other Comprehensive Income Loss [Line Items]
Prior service benefit (cost)	$ 0	$ (2)
Net gain (loss)	(314)	(391)
Accumulated other comprehensive earnings (loss)	(314)	(393)
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Recgonized In Accumulated Other Comprehensive Income Loss [Line Items]
Prior service benefit (cost)	0	0
Net gain (loss)	(153)	140
Accumulated other comprehensive earnings (loss)	(153)	140
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Recgonized In Accumulated Other Comprehensive Income Loss [Line Items]
Prior service benefit (cost)	(3)	(3)
Net gain (loss)	(281)	(160)
Accumulated other comprehensive earnings (loss)	(284)	(163)
Postretirement Benefits Other than Pension - U.S.
Schedule Of Pension And Other Postretirment Benefits Recgonized In Accumulated Other Comprehensive Income Loss [Line Items]
Prior service benefit (cost)	146	198
Net gain (loss)	(33)	(34)
Accumulated other comprehensive earnings (loss)	113	164
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Recgonized In Accumulated Other Comprehensive Income Loss [Line Items]
Prior service benefit (cost)	26	35
Net gain (loss)	(9)	(17)
Accumulated other comprehensive earnings (loss)	$ 17	$ 18